Operating segments - Geographical information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Australia
Disclosure of operating segments [line items]
Revenue	$ 184,087	$ 81,884
North America
Disclosure of operating segments [line items]
Revenue	$ 4,671	$ 20